SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue	$ 618,147	¥ 4,033,418	¥ 3,024,934	¥ 840,695
Allowance for doubtful accounts			0	0	¥ 0
Accounts receivable, net	2,664		22,801		17,381
Deferred revenues	13,513		144,924		¥ 88,174
Revenues from product sales
Revenue	569,622	3,716,791	3,009,590	840,695
Partnership stores - material sales
Revenue	34,817	227,183	12,586	0
Other products
Revenue	5,107	33,323	2,542	0
Partnership stores - profit sharing
Revenue	$ 1,961	¥ 12,796	216	0
Partnership stores - profit sharing | Minimum
Term of profit-sharing freed (in months)	1 month	1 month
Partnership stores - profit sharing | Maximum
Term of profit-sharing freed (in months)	3 months	3 months
Revenue from product sales on a net basis
Revenue	$ 563	¥ 3,671	0	0
Partnership stores - Equipment sales
Revenue	$ 6,640	¥ 43,325	¥ 0	¥ 0
Term of warrant (in years)	1 year	1 year